Investment Portfolioas of December 31, 2023 (Unaudited)
DWS High Income Fund
	Principal Amount ($)(a)	Value ($)

Corporate Bonds 92.5%
Communication Services 16.1%
Altice Financing SA, 144A, 5.75%, 8/15/2029	1,500,000	1,331,113
Altice France Holding SA:
144A, 6.0%, 2/15/2028	790,000	379,373
144A, 10.5%, 5/15/2027	1,220,000	790,095
Altice France SA:
144A, 5.125%, 1/15/2029	1,651,000	1,284,061
144A, 5.5%, 1/15/2028	1,100,000	905,933
144A, 8.125%, 2/1/2027	910,000	838,866
CCO Holdings LLC:
4.5%, 5/1/2032	1,870,000	1,601,589
144A, 4.5%, 6/1/2033	1,200,000	1,015,365
144A, 5.125%, 5/1/2027	7,515,000	7,260,765
144A, 5.375%, 6/1/2029	6,300,000	5,938,294
Clear Channel Outdoor Holdings, Inc.:
144A, 7.5%, 6/1/2029 (b)	480,000	399,106
144A, 7.75%, 4/15/2028 (b)	1,500,000	1,293,306
CSC Holdings LLC:
144A, 4.125%, 12/1/2030 (b)	2,700,000	2,054,025
144A, 5.0%, 11/15/2031 (b)	2,660,000	1,609,300
144A, 6.5%, 2/1/2029	3,945,000	3,481,857
144A, 11.25%, 5/15/2028	900,000	927,324
DirecTV Financing LLC, 144A, 5.875%, 8/15/2027	745,000	699,985
DISH DBS Corp.:
144A, 5.25%, 12/1/2026	1,950,000	1,670,662
144A, 5.75%, 12/1/2028	1,950,000	1,555,320
5.875%, 11/15/2024	814,000	763,339
7.75%, 7/1/2026	1,960,000	1,365,160
DISH Network Corp., 144A, 11.75%, 11/15/2027	900,000	939,471
Frontier Communications Holdings LLC:
144A, 5.0%, 5/1/2028	1,970,000	1,820,628
5.875%, 11/1/2029 (b)	1,660,000	1,402,665
Gray Television, Inc., 144A, 5.875%, 7/15/2026	1,020,000	992,165
iHeartCommunications, Inc., 144A, 5.25%, 8/15/2027	1,370,000	1,088,568
Iliad Holding SASU:
144A, 6.5%, 10/15/2026	2,815,000	2,809,492
144A, 7.0%, 10/15/2028	530,000	527,397
LCPR Senior Secured Financing DAC:
144A, 5.125%, 7/15/2029	1,350,000	1,176,033
144A, 6.75%, 10/15/2027	2,462,000	2,411,431
Lumen Technologies, Inc., 144A, 4.0%, 2/15/2027 (b)	765,000	493,708
Nexstar Media, Inc., 144A, 4.75%, 11/1/2028	1,580,000	1,455,939
Outfront Media Capital LLC:
144A, 4.25%, 1/15/2029 (b)	690,000	622,635
144A, 5.0%, 8/15/2027	705,000	681,451

Sirius XM Radio, Inc.:
144A, 3.875%, 9/1/2031		3,610,000	3,088,306
144A, 4.0%, 7/15/2028		1,200,000	1,109,811
144A, 5.5%, 7/1/2029		3,215,000	3,108,358
TEGNA, Inc., 4.625%, 3/15/2028		1,945,000	1,816,766
Telecom Italia Capital SA, 6.375%, 11/15/2033		4,510,000	4,411,264
Telenet Finance Luxembourg Notes Sarl, 144A, 5.5%, 3/1/2028		2,000,000	1,870,000
UPC Broadband Finco BV, 144A, 4.875%, 7/15/2031		1,400,000	1,232,154
ViaSat, Inc., 144A, 5.625%, 9/15/2025		1,880,000	1,833,074
Virgin Media Finance PLC, 144A, 5.0%, 7/15/2030		2,199,000	1,938,775
Virgin Media Secured Finance PLC, 144A, 5.5%, 5/15/2029		4,855,000	4,691,105
Vodafone Group PLC, 7.0%, 4/4/2079		3,695,000	3,809,560
Zayo Group Holdings, Inc., 144A, 4.0%, 3/1/2027 (b)		720,000	577,278
Ziggo Bond Co. BV, 144A, 3.375%, 2/28/2030	EUR	2,480,000	2,306,758
Ziggo BV, 144A, 4.875%, 1/15/2030		2,030,000	1,810,731
			87,190,361
Consumer Discretionary 17.8%
Adient Global Holdings Ltd., 144A, 8.25%, 4/15/2031		1,500,000	1,588,318
Affinity Interactive, 144A, 6.875%, 12/15/2027		2,270,000	2,023,100
American Axle & Manufacturing, Inc., 6.5%, 4/1/2027 (b)		1,630,000	1,636,587
Avis Budget Car Rental LLC, 144A, 5.375%, 3/1/2029 (b)		1,450,000	1,341,313
Bath & Body Works, Inc., 6.875%, 11/1/2035		1,500,000	1,518,800
Boyd Gaming Corp., 144A, 4.75%, 6/15/2031 (b)		1,800,000	1,652,083
Caesars Entertainment, Inc.:
144A, 4.625%, 10/15/2029		3,150,000	2,841,321
144A, 6.25%, 7/1/2025		3,870,000	3,880,523
144A, 8.125%, 7/1/2027		6,380,000	6,540,132
Carnival Corp.:
144A, 5.75%, 3/1/2027		4,475,000	4,365,065
144A, 6.0%, 5/1/2029		3,710,000	3,569,782
144A, 7.0%, 8/15/2029		450,000	469,854
144A, 7.625%, 3/1/2026 (b)		1,240,000	1,262,420
Cinemark USA, Inc., 144A, 5.875%, 3/15/2026		600,000	587,256
Clarios Global LP:
144A, 4.375%, 5/15/2026	EUR	1,500,000	1,641,827
REG S, 4.375%, 5/15/2026	EUR	2,800,000	3,064,743
144A, 6.75%, 5/15/2028		40,000	40,809
Crocs, Inc., 144A, 4.125%, 8/15/2031		1,935,000	1,637,381
Dana Financing Luxembourg Sarl, REG S, 8.5%, 7/15/2031	EUR	545,000	657,161
Ferrellgas LP, 144A, 5.875%, 4/1/2029		1,210,000	1,143,036
FirstCash, Inc., 144A, 4.625%, 9/1/2028		1,615,000	1,507,511
Ford Motor Co., 6.1%, 8/19/2032 (b)		6,310,000	6,360,676
Ford Motor Credit Co. LLC, 4.95%, 5/28/2027 (b)		2,790,000	2,721,779
Goodyear Europe BV, REG S, 2.75%, 8/15/2028	EUR	810,000	829,084
IHO Verwaltungs GmbH, REG S, 8.75%, 5/15/2028, 8.75% Cash or 9.5% PIK, PIK	EUR	1,385,000	1,662,649
Jaguar Land Rover Automotive PLC:
144A, 5.875%, 1/15/2028 (b)		2,105,000	2,078,052
144A, 7.75%, 10/15/2025		1,470,000	1,486,248
Macy's Retail Holdings LLC, 144A, 5.875%, 3/15/2030		540,000	513,049
Marriott Ownership Resorts, Inc., 144A, 4.5%, 6/15/2029 (b)		1,755,000	1,546,524
Melco Resorts Finance Ltd., 144A, 5.375%, 12/4/2029		3,310,000	2,913,725
Midwest Gaming Borrower LLC, 144A, 4.875%, 5/1/2029		1,420,000	1,320,600
NCL Corp. Ltd.:
144A, 3.625%, 12/15/2024		1,470,000	1,428,048
144A, 5.875%, 3/15/2026		1,775,000	1,734,455
144A, 8.125%, 1/15/2029		690,000	720,762
144A, 8.375%, 2/1/2028		1,475,000	1,561,870

NCL Finance Ltd., 144A, 6.125%, 3/15/2028 (b)	720,000	689,207
Newell Brands, Inc., 5.2%, 4/1/2026	2,015,000	1,987,215
PetSmart, Inc., 144A, 7.75%, 2/15/2029	1,330,000	1,293,848
Raptor Acquisition Corp., 144A, 4.875%, 11/1/2026	2,530,000	2,411,492
Royal Caribbean Cruises Ltd.:
144A, 4.25%, 7/1/2026	960,000	927,239
144A, 11.625%, 8/15/2027	2,860,000	3,112,163
SRS Distribution, Inc., 144A, 6.0%, 12/1/2029	1,230,000	1,146,860
Staples, Inc., 144A, 7.5%, 4/15/2026	885,000	823,428
The Goodyear Tire & Rubber Co., 5.625%, 4/30/2033	2,000,000	1,792,776
Travel & Leisure Co., 144A, 6.625%, 7/31/2026	1,860,000	1,876,287
Viking Cruises Ltd.:
144A, 5.875%, 9/15/2027	1,910,000	1,843,150
144A, 7.0%, 2/15/2029 (b)	1,455,000	1,442,494
Viking Ocean Cruises Ship VII Ltd., 144A, 5.625%, 2/15/2029	240,000	234,000
Windsor Holdings III LLC, 144A, 8.5%, 6/15/2030	750,000	783,771
Wynn Macau Ltd.:
144A, 5.125%, 12/15/2029	2,005,000	1,781,379
144A, 5.5%, 1/15/2026	895,000	873,528
144A, 5.625%, 8/26/2028	620,000	574,197
Wynn Resorts Finance LLC:
144A, 5.125%, 10/1/2029	335,000	316,169
144A, 7.125%, 2/15/2031 (b)	1,150,000	1,197,635
ZF North America Capital, Inc., 144A, 7.125%, 4/14/2030	1,115,000	1,188,360
		96,141,741
Consumer Staples 0.6%
Albertsons Companies, Inc.:
144A, 3.25%, 3/15/2026	945,000	891,613
144A, 3.5%, 3/15/2029	1,400,000	1,271,175
Chobani LLC, 144A, 7.5%, 4/15/2025	1,050,000	1,044,750
		3,207,538
Energy 17.4%
Antero Midstream Partners LP:
144A, 5.375%, 6/15/2029	1,640,000	1,576,644
144A, 5.75%, 1/15/2028	1,285,000	1,272,193
Antero Resources Corp., 144A, 5.375%, 3/1/2030	2,115,000	2,027,144
Archrock Partners LP, 144A, 6.875%, 4/1/2027	1,535,000	1,538,837
Ascent Resources Utica Holdings LLC:
144A, 5.875%, 6/30/2029	1,810,000	1,683,939
144A, 8.25%, 12/31/2028	1,955,000	1,966,361
Baytex Energy Corp., 144A, 8.5%, 4/30/2030	1,345,000	1,391,954
Borr IHC Ltd., 144A, 10.0%, 11/15/2028	290,000	301,600
Buckeye Partners LP, 144A, 4.5%, 3/1/2028	1,090,000	1,026,970
Callon Petroleum Co., 144A, 7.5%, 6/15/2030 (b)	980,000	988,351
Calumet Specialty Products Partners LP, 144A, 8.125%, 1/15/2027	1,300,000	1,277,250
Chesapeake Energy Corp.:
144A, 5.875%, 2/1/2029	1,100,000	1,077,948
144A, 6.75%, 4/15/2029	2,260,000	2,281,025
Chord Energy Corp., 144A, 6.375%, 6/1/2026	520,000	520,000
Civitas Resources, Inc.:
144A, 8.375%, 7/1/2028	1,665,000	1,738,168
144A, 8.625%, 11/1/2030	470,000	498,539
144A, 8.75%, 7/1/2031	2,310,000	2,459,104

CNX Resources Corp.:
144A, 6.0%, 1/15/2029	2,020,000	1,936,438
144A, 7.25%, 3/14/2027	139,000	140,205
144A, 7.375%, 1/15/2031	645,000	649,477
Comstock Resources, Inc., 144A, 5.875%, 1/15/2030	520,000	450,996
DT Midstream, Inc.:
144A, 4.125%, 6/15/2029	2,360,000	2,171,161
144A, 4.375%, 6/15/2031	460,000	414,936
Endeavor Energy Resources LP, 144A, 5.75%, 1/30/2028	385,000	385,363
EnLink Midstream LLC, 144A, 6.5%, 9/1/2030	980,000	1,000,552
EQM Midstream Partners LP:
144A, 4.75%, 1/15/2031	1,475,000	1,372,707
144A, 6.5%, 7/1/2027	1,100,000	1,120,055
Genesis Energy LP:
7.75%, 2/1/2028	1,000,000	1,003,486
8.875%, 4/15/2030	2,305,000	2,383,368
Harvest Midstream I LP, 144A, 7.5%, 9/1/2028	2,455,000	2,440,466
Hess Midstream Operations LP:
144A, 4.25%, 2/15/2030	2,720,000	2,502,400
144A, 5.125%, 6/15/2028	730,000	704,302
Hilcorp Energy I LP:
144A, 5.75%, 2/1/2029	2,395,000	2,312,841
144A, 6.0%, 2/1/2031	1,655,000	1,595,238
144A, 6.25%, 11/1/2028	1,415,000	1,409,549
Howard Midstream Energy Partners LLC:
144A, 6.75%, 1/15/2027	720,000	711,988
144A, 8.875%, 7/15/2028	1,082,000	1,135,628
Kinetik Holdings LP, 144A, 5.875%, 6/15/2030	1,105,000	1,084,062
Moss Creek Resources Holdings, Inc., 144A, 10.5%, 5/15/2027	735,000	755,727
Murphy Oil U.S.A., Inc., 4.75%, 9/15/2029	805,000	762,737
Nabors Industries, Inc., 144A, 7.375%, 5/15/2027	2,050,000	2,008,351
Northern Oil & Gas, Inc., 144A, 8.75%, 6/15/2031	540,000	562,463
PBF Holding Co. LLC, 144A, 7.875%, 9/15/2030	1,200,000	1,222,080
Permian Resources Operating LLC:
144A, 5.875%, 7/1/2029	270,000	263,239
144A, 7.0%, 1/15/2032	1,230,000	1,268,957
Precision Drilling Corp., 144A, 6.875%, 1/15/2029	490,000	472,522
Range Resources Corp., 8.25%, 1/15/2029	3,685,000	3,813,874
Rockcliff Energy II LLC, 144A, 5.5%, 10/15/2029	440,000	415,850
Seadrill Finance Ltd., 144A, 8.375%, 8/1/2030	350,000	365,166
Shelf Drilling Holdings Ltd., 144A, 9.625%, 4/15/2029	250,000	244,641
Sitio Royalties Operating Partnership LP, 144A, 7.875%, 11/1/2028	450,000	466,299
SM Energy Co., 6.5%, 7/15/2028	1,200,000	1,200,552
Southwestern Energy Co.:
4.75%, 2/1/2032	3,120,000	2,886,661
5.375%, 2/1/2029	2,440,000	2,381,180
8.375%, 9/15/2028	770,000	796,628
Topaz Solar Farms LLC, 144A, 5.75%, 9/30/2039	556,654	553,091
TransAlta Corp., 7.75%, 11/15/2029	1,360,000	1,444,435
Transocean Aquila Ltd., 144A, 8.0%, 9/30/2028	1,060,000	1,075,865
Transocean Poseidon Ltd., 144A, 6.875%, 2/1/2027	2,291,250	2,279,870
Transocean Titan Financing Ltd., 144A, 8.375%, 2/1/2028	1,220,000	1,265,735
Transocean, Inc.:
144A, 7.5%, 1/15/2026	2,115,000	2,077,905
144A, 8.75%, 2/15/2030	1,368,000	1,429,232
USA Compression Partners LP, 6.875%, 4/1/2026	2,037,000	2,028,409

Venture Global Calcasieu Pass LLC:
144A, 3.875%, 8/15/2029		350,000	317,555
144A, 3.875%, 11/1/2033		650,000	550,841
144A, 4.125%, 8/15/2031		400,000	352,402
144A, 6.25%, 1/15/2030		550,000	547,024
Venture Global LNG, Inc.:
144A, 8.125%, 6/1/2028		1,190,000	1,201,777
144A, 8.375%, 6/1/2031		1,380,000	1,379,286
144A, 9.5%, 2/1/2029		1,790,000	1,894,119
144A, 9.875%, 2/1/2032		1,075,000	1,119,762
Vital Energy, Inc., 10.125%, 1/15/2028		525,000	539,468
Weatherford International Ltd., 144A, 8.625%, 4/30/2030		3,644,000	3,804,551
			94,299,499
Financials 2.9%
Alliant Holdings Intermediate LLC, 144A, 7.0%, 1/15/2031		170,000	179,327
Ally Financial, Inc., 6.7%, 2/14/2033		1,755,000	1,757,077
GTCR W-2 Merger Sub LLC, 144A, 7.5%, 1/15/2031		900,000	951,050
Icahn Enterprises LP, 6.375%, 12/15/2025		2,865,000	2,812,646
Intesa Sanpaolo SpA:
144A, 4.198%, 6/1/2032		2,495,000	2,057,298
144A, 5.71%, 1/15/2026		660,000	656,692
Macquarie Airfinance Holdings Ltd., 144A, 8.375%, 5/1/2028		690,000	722,672
Navient Corp., 5.5%, 3/15/2029		1,175,000	1,083,517
OneMain Finance Corp.:
3.5%, 1/15/2027		1,110,000	1,027,243
3.875%, 9/15/2028		1,000,000	884,755
SLM Corp., 3.125%, 11/2/2026		1,685,000	1,571,153
UniCredit SpA, 144A, 5.861%, 6/19/2032		2,035,000	1,990,984
			15,694,414
Health Care 6.9%
1375209 BC Ltd., 144A, 9.0%, 1/30/2028 (b)		1,675,000	1,633,293
Acadia Healthcare Co., Inc., 144A, 5.0%, 4/15/2029		495,000	475,200
Avantor Funding, Inc., REG S, 3.875%, 7/15/2028	EUR	1,955,000	2,109,663
Bausch & Lomb Escrow Corp., 144A, 8.375%, 10/1/2028		860,000	907,248
Bausch Health Companies, Inc.:
144A, 5.5%, 11/1/2025		715,000	654,061
144A, 6.125%, 2/1/2027		3,400,000	2,295,000
Catalent Pharma Solutions, Inc.:
REG S, 2.375%, 3/1/2028	EUR	800,000	767,245
144A, 3.125%, 2/15/2029 (b)		340,000	297,541
144A, 5.0%, 7/15/2027		740,000	714,967
Charles River Laboratories International, Inc., 144A, 3.75%, 3/15/2029		1,000,000	915,721
Community Health Systems, Inc.:
144A, 4.75%, 2/15/2031		1,785,000	1,403,251
144A, 5.25%, 5/15/2030		1,360,000	1,137,431
144A, 5.625%, 3/15/2027		1,645,000	1,528,424
144A, 6.0%, 1/15/2029		480,000	432,062
144A, 6.125%, 4/1/2030		500,000	323,720
Encompass Health Corp., 4.625%, 4/1/2031		655,000	602,720
Fortrea Holdings, Inc., 144A, 7.5%, 7/1/2030		1,285,000	1,319,659
Legacy LifePoint Health LLC, 144A, 4.375%, 2/15/2027		1,200,000	1,107,887
LifePoint Health, Inc., 144A, 5.375%, 1/15/2029		1,365,000	1,009,360
Medline Borrower LP, 144A, 5.25%, 10/1/2029		2,500,000	2,356,441
Molina Healthcare, Inc., 144A, 3.875%, 11/15/2030		1,400,000	1,258,462
Select Medical Corp., 144A, 6.25%, 8/15/2026		1,760,000	1,768,754
Star Parent, Inc., 144A, 9.0%, 10/1/2030		1,075,000	1,132,892

Tenet Healthcare Corp., 6.875%, 11/15/2031		3,276,000	3,363,912
Teva Pharmaceutical Finance Netherlands II BV:
4.375%, 5/9/2030	EUR	720,000	744,626
4.5%, 3/1/2025	EUR	214,000	235,655
Teva Pharmaceutical Finance Netherlands III BV:
4.75%, 5/9/2027		1,690,000	1,618,175
5.125%, 5/9/2029 (b)		3,870,000	3,696,029
7.875%, 9/15/2029		250,000	269,440
8.125%, 9/15/2031		1,400,000	1,526,813
			37,605,652
Industrials 9.9%
ADT Security Corp., 144A, 4.875%, 7/15/2032		750,000	693,743
Allied Universal Holdco LLC:
144A, 4.625%, 6/1/2028		2,810,000	2,558,532
144A, 6.0%, 6/1/2029 (b)		1,050,000	856,059
144A, 9.75%, 7/15/2027		625,000	612,436
American Airlines, Inc.:
144A, 5.5%, 4/20/2026		3,529,167	3,503,709
144A, 7.25%, 2/15/2028 (b)		1,200,000	1,213,716
ATS Corp., 144A, 4.125%, 12/15/2028		465,000	427,672
Bombardier, Inc.:
144A, 6.0%, 2/15/2028		1,780,000	1,734,210
144A, 7.125%, 6/15/2026 (b)		419,000	417,044
144A, 7.5%, 2/1/2029 (b)		3,080,000	3,131,060
Cargo Aircraft Management, Inc., 144A, 4.75%, 2/1/2028 (b)		735,000	672,679
Clean Harbors, Inc., 144A, 6.375%, 2/1/2031		1,520,000	1,544,404
Emerald Debt Merger Sub LLC, 144A, 6.375%, 12/15/2030	EUR	760,000	896,096
Fortress Transportation & Infrastructure Investors LLC, 144A, 6.5%, 10/1/2025		986,000	982,843
Garda World Security Corp.:
144A, 7.75%, 2/15/2028		460,000	475,920
144A, 9.5%, 11/1/2027		840,000	846,845
GFL Environmental, Inc.:
144A, 4.0%, 8/1/2028		3,165,000	2,925,703
144A, 5.125%, 12/15/2026		670,000	662,900
144A, 6.75%, 1/15/2031		580,000	597,563
Hawaiian Brand Intellectual Property Ltd., 144A, 5.75%, 1/20/2026		530,000	499,335
Hertz Corp.:
144A, 4.625%, 12/1/2026		1,965,000	1,761,700
144A, 5.0%, 12/1/2029		1,100,000	902,339
International Consolidated Airlines Group SA, REG S, 3.75%, 3/25/2029	EUR	1,400,000	1,495,301
Madison IAQ LLC, 144A, 5.875%, 6/30/2029		1,045,000	920,733
Moog, Inc., 144A, 4.25%, 12/15/2027		2,260,000	2,134,016
NESCO Holdings II, Inc., 144A, 5.5%, 4/15/2029		1,415,000	1,308,295
Prime Security Services Borrower LLC:
144A, 3.375%, 8/31/2027		980,000	908,651
144A, 6.25%, 1/15/2028 (b)		2,005,000	1,993,308
Rolls-Royce PLC, 144A, 5.75%, 10/15/2027		690,000	691,185
Signature Aviation U.S. Holdings, Inc., 144A, 4.0%, 3/1/2028		2,290,000	2,089,625
Spirit AeroSystems, Inc., 144A, 9.375%, 11/30/2029		1,100,000	1,203,701
Spirit Loyalty Cayman Ltd., 144A, 8.0%, 9/20/2025		1,937,999	1,393,747
Summit Materials LLC, 144A, 5.25%, 1/15/2029		811,000	784,643
TK Elevator Holdco GmbH, REG S, 6.625%, 7/15/2028	EUR	2,232,000	2,267,063
TransDigm, Inc.:
4.625%, 1/15/2029		2,785,000	2,614,767
5.5%, 11/15/2027		1,700,000	1,665,537
Triumph Group, Inc., 144A, 9.0%, 3/15/2028		1,250,000	1,329,181

United Airlines, Inc., 144A, 4.625%144A, 4/15/2029		1,500,000	1,402,853
United Rentals North America, Inc., 5.25%, 1/15/2030		1,300,000	1,280,007
			53,399,121
Information Technology 2.4%
AthenaHealth Group, Inc., 144A, 6.5%, 2/15/2030 (b)		1,175,000	1,065,933
Capstone Borrower, Inc., 144A, 8.0%, 6/15/2030 (b)		450,000	468,162
Cloud Software Group, Inc.:
144A, 6.5%, 3/31/2029		1,705,000	1,623,911
144A, 9.0%, 9/30/2029		2,945,000	2,799,084
McAfee Corp., 144A, 7.375%, 2/15/2030		1,995,000	1,821,937
NCR Atleos Corp., 144A, 9.5%, 4/1/2029		1,030,000	1,094,371
Playtika Holding Corp., 144A, 4.25%, 3/15/2029		1,560,000	1,361,177
Presidio Holdings, Inc., 144A, 8.25%, 2/1/2028		1,540,000	1,555,842
Western Digital Corp., 3.1%, 2/1/2032		1,385,000	1,101,906
			12,892,323
Materials 11.6%
ARD Finance SA, 144A, 6.5%, 6/30/2027 (b)		475,000	221,910
Ardagh Packaging Finance PLC, 144A, 5.25%, 8/15/2027		1,050,000	815,708
Axalta Coating Systems LLC, 144A, 3.375%, 2/15/2029 (b)		930,000	834,609
Chemours Co.:
4.0%, 5/15/2026	EUR	1,580,000	1,711,537
144A, 5.75%, 11/15/2028		4,365,000	4,157,687
Clearwater Paper Corp., 144A, 4.75%, 8/15/2028		1,810,000	1,677,873
Cleveland-Cliffs, Inc.:
144A, 4.875%, 3/1/2031		638,000	576,475
144A, 6.75%, 4/15/2030		1,990,000	2,018,019
Consolidated Energy Finance SA, 144A, 5.625%, 10/15/2028		1,400,000	1,185,492
Constellium SE:
144A, 3.75%, 4/15/2029		626,000	568,008
144A, 5.875%, 2/15/2026		3,334,000	3,313,282
First Quantum Minerals Ltd.:
144A, 6.875%, 3/1/2026		2,960,000	2,649,601
144A, 6.875%, 10/15/2027		2,800,000	2,379,566
FMG Resources August 2006 Pty Ltd., 144A, 4.375%, 4/1/2031		3,270,000	2,990,460
Hudbay Minerals, Inc.:
144A, 4.5%, 4/1/2026		1,560,000	1,508,952
144A, 6.125%, 4/1/2029		2,005,000	1,965,860
Kronos International, Inc., REG S, 3.75%, 9/15/2025	EUR	1,000,000	1,055,103
LABL, Inc.:
144A, 8.25%, 11/1/2029 (b)		435,000	366,487
144A, 9.5%, 11/1/2028		230,000	232,300
144A, 10.5%, 7/15/2027 (b)		700,000	671,332
Mauser Packaging Solutions Holding Co.:
144A, 7.875%, 8/15/2026		2,080,000	2,116,776
144A, 9.25%, 4/15/2027		400,000	392,622
Methanex Corp., 5.25%, 12/15/2029 (b)		3,065,000	2,948,920
Mineral Resources Ltd., 144A, 9.25%, 10/1/2028		570,000	606,349
NOVA Chemicals Corp.:
144A, 4.875%, 6/1/2024		242,000	239,885
144A, 8.5%, 11/15/2028		1,430,000	1,499,584
Novelis Corp.:
144A, 3.25%, 11/15/2026		2,700,000	2,541,776
144A, 4.75%, 1/30/2030		1,535,000	1,443,588
Olin Corp., 5.0%, 2/1/2030		4,645,000	4,432,050

Olympus Water U.S. Holding Corp.:
144A, 6.25%, 10/1/2029		770,000	683,884
REG S, 9.625%, 11/15/2028	EUR	980,000	1,157,602
Roller Bearing Co. of America, Inc., 144A, 4.375%, 10/15/2029		1,310,000	1,212,313
SCIH Salt Holdings, Inc., 144A, 6.625%, 5/1/2029		590,000	550,601
SCIL IV LLC, 144A, 5.375%, 11/1/2026		1,845,000	1,771,075
Sealed Air Corp., 144A, 7.25%, 2/15/2031 (b)		2,260,000	2,396,278
SK Invictus Intermediate II Sarl, 144A, 5.0%, 10/30/2029		1,960,000	1,700,300
Taseko Mines Ltd., 144A, 7.0%, 2/15/2026		2,000,000	1,895,398
Trident TPI Holdings, Inc., 144A, 12.75%, 12/31/2028		220,000	235,400
Tronox, Inc., 144A, 4.625%, 3/15/2029		3,175,000	2,812,409
WR Grace Holdings LLC, 144A, 7.375%, 3/1/2031		1,150,000	1,150,351
			62,687,422
Real Estate 1.7%
Cushman & Wakefield U.S. Borrower LLC:
144A, 6.75%, 5/15/2028 (b)		455,000	452,725
144A, 8.875%, 9/1/2031 (b)		450,000	476,897
Iron Mountain, Inc.:
144A, (REIT), 4.875%, 9/15/2027		500,000	487,905
144A, (REIT), 4.875%, 9/15/2029		900,000	852,375
144A, (REIT), 5.0%, 7/15/2028		1,045,000	1,004,025
144A, (REIT), 5.25%, 3/15/2028		2,200,000	2,138,944
MPT Operating Partnership LP:
(REIT), 3.325%, 3/24/2025	EUR	860,000	856,223
(REIT), 4.625%, 8/1/2029		1,990,000	1,430,931
SBA Communications Corp., (REIT), 3.125%, 2/1/2029		1,675,000	1,504,982
Uniti Group LP, 144A, (REIT), 6.0%, 1/15/2030		425,000	297,037
			9,502,044
Utilities 5.2%
AmeriGas Partners LP:
5.5%, 5/20/2025		2,970,000	2,928,331
5.75%, 5/20/2027		1,445,000	1,405,295
Calpine Corp.:
144A, 4.5%, 2/15/2028		2,850,000	2,710,777
144A, 4.625%, 2/1/2029		400,000	371,530
144A, 5.125%, 3/15/2028		650,000	623,206
Clearway Energy Operating LLC, 144A, 4.75%, 3/15/2028		1,195,000	1,151,280
Edison International, 8.125%, 6/15/2053		705,000	719,689
Electricite de France SA, REG S, 3.375%, Perpetual (c)	EUR	1,400,000	1,354,197
NextEra Energy Operating Partners LP, 144A, 7.25%, 1/15/2029		945,000	989,327
NRG Energy, Inc.:
144A, 3.625%, 2/15/2031		2,190,000	1,881,602
144A, 3.875%, 2/15/2032		3,650,000	3,124,582
Pattern Energy Operations LP, 144A, 4.5%, 8/15/2028		1,290,000	1,220,159
PG&E Corp., 5.25%, 7/1/2030 (b)		1,850,000	1,784,409
Talen Energy Supply LLC, 144A, 8.625%, 6/1/2030		930,000	988,155
Vistra Corp., 144A, 7.0%, Perpetual (c)		1,370,000	1,349,450
Vistra Operations Co. LLC:
144A, 4.375%, 5/1/2029		1,900,000	1,773,667
144A, 7.75%, 10/15/2031		3,700,000	3,842,779
			28,218,435
Total Corporate Bonds (Cost $505,736,015)			500,838,550

Government & Agency Obligations 0.1%
U.S. Treasury Obligations
U.S. Treasury Bills, 5.249% (d), 4/11/2024 (e) (Cost $689,692)	700,000	689,916

Loan Participations and Assignments 0.3%
Senior Loans (f)
Athenahealth Group, Inc., Term Loan B, 30-day average SOFR + 3.25%, 8.606%, 2/15/2029	878,114	875,480
Frontier Communications Corp., First Lien Term Loan, 30-day average SOFR + 3.75%, 9.106%, 10/8/2027	576,074	573,913
Naked Juice LLC, Term Loan, 90-day average SOFR + 3.25%, 8.698%, 1/24/2029	346,720	336,201
Total Loan Participations and Assignments (Cost $1,771,617)		1,785,594

	Shares	Value ($)

Exchange-Traded Funds 3.8%
iShares Broad USD High Yield Corporate Bond ETF (b)	363,510	13,213,589
SPDR Bloomberg High Yield Bond ETF	75,000	7,104,750
Total Exchange-Traded Funds (Cost $19,979,679)		20,318,339

Common Stocks 0.0%
Industrials
Quad Graphics, Inc.* (Cost $0)	1,950	10,569

Warrants 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (g) (Cost $1,482,531)	6,700	236,222

Securities Lending Collateral 8.4%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.27% (h) (i) (Cost $45,297,825)	45,297,825	45,297,825

Cash Equivalents 1.4%
DWS Central Cash Management Government Fund, 5.38% (h) (Cost $7,752,478)	7,752,478	7,752,478

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $582,709,837)	106.5	576,929,493
Other Assets and Liabilities, Net	(6.5)	(35,434,151)
Net Assets	100.0	541,495,342
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended December 31, 2023 are as follows:
Value ($) at 9/30/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 12/31/2023	Value ($) at 12/31/2023
Securities Lending Collateral 8.4%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.27% (h) (i)
24,914,079	20,383,746 (j)	—	—	—	69,333	—	45,297,825	45,297,825
Cash Equivalents 1.4%
DWS Central Cash Management Government Fund, 5.38% (h)
13,491,922	52,273,192	58,012,636	—	—	165,901	—	7,752,478	7,752,478
38,406,001	72,656,938	58,012,636	—	—	235,234	—	53,050,303	53,050,303

*	Non-income producing security.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at December 31, 2023 amounted to $43,478,066, which is 8.0% of net assets.

(c)	Perpetual, callable security with no stated maturity date.
(d)	Annualized yield at time of purchase; not a coupon rate.
(e)	At December 31, 2023, this security has been pledged, in whole or in part, as collateral for open forward foreign currency exchange contracts.
(f)
Variable or floating rate security. These securities are shown at their current rate as of December 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(g)	Investment was valued using significant unobservable inputs.
(h)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(i)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(j)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended December 31, 2023.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.

REIT: Real Estate Investment Trust
SOFR: Secured Overnight Financing Rate
SPDR: Standard & Poor's Depositary Receipt

At December 31, 2023, the Fund had the following open forward foreign currency contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
EUR	22,623,947	USD	24,905,982	1/31/2024	(102,012)	BNP Paribas SA
EUR	1,025,365	USD	1,118,269	1/31/2024	(15,146)	State Street Bank and Trust
EUR	614,861	USD	670,681	1/31/2024	(8,972)	HSBC Holdings PLC
Total unrealized depreciation					(126,130)

Currency Abbreviation(s)

EUR	Euro
USD	United States Dollar
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of December 31, 2023 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$—	$500,838,550	$—	$500,838,550
Government & Agency Obligations	—	689,916	—	689,916
Loan Participations and Assignments	—	1,785,594	—	1,785,594
Exchange-Traded Funds	20,318,339	—	—	20,318,339
Common Stocks	10,569	—	—	10,569
Warrants	—	—	236,222	236,222
Short-Term Investments (a)	53,050,303	—	—	53,050,303
Total	$73,379,211	$503,314,060	$236,222	$576,929,493

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Forward Foreign Currency Contracts	$—	$(126,130)	$—	$(126,130)
Total	$—	$(126,130)	$—	$(126,130)

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open forward foreign currency contracts.
Derivatives
The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of December 31, 2023 categorized by the primary underlying risk exposure.
Primary Underlying Risk Disclosure	Forward Contracts
Foreign Exchange Contracts	$(126,130)
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DHIF-PH1
R-080548-2 (1/25)